FAIR VALUE MEASUREMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 5 – FAIR VALUE MEASUREMENT

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	Balance as of June 30, 2017
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$500	$—	$—	$500
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,968	$2,968
Warrants liability	$—	$—	$726	$726
Total liabilities	$500	$—	$3,694	$4,194

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$187	$—	$—	$187
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,685	$2,685
Warrants Liability	$—	$—	$2,045	$2,045
Total liabilities	$187	$—	$4,730	$4,917

Per the Share Purchase Agreement (the "Italy Projects Agreement") with Volteo Energie S.p.A., Agriholding S.r.l., and Overland S.r.l. ("the Sellers") the Company agreed to pay the remaining balance of fifty percent (50%) of the purchase price along with annual interest rate of two percent (2%), less certain credits that is due to the sellers on the third anniversary of the closing date (the "Deferred Payment"). The Purchase Price is subject to certain adjustments and to an adjustment based on the actual EBITDA results in the 18 months following the Closing Date, per the following mechanism:

(a)	If the actual EBITDA in the 18 months following the Closing Date divided by 1.5 is greater than € 934, then the deferred payment shall be increased by the amount equal to fifty percent (50%) of the difference.
(b)	If the actual EBITDA in the 18 months following the Closing Date divided by 1.5 is lesser than € 934, then the deferred payment shall be reduced by the amount of the amount necessary to maintain a Purchase Price that yields an Equity IRR of twenty-five percent (25%), but not more than 35% of the remaining balance.

On July 21, 2017, the Company notified the sellers its current deferred payment estimate Pursuant to Article 3.03 of the Italy Projects Agreement regulating the “Deferred payment adjustment mechanism”. On July 28, 2017, the Sellers notified the Company that they do not agree with the Company’s estimate.

The fair value measurement of the fair market value of the Deferred Payment is based on significant inputs not observed in the market and thus represents a Level 3 measurement, which reflects the Company’s own assumptions in measuring fair value. The Company estimated the fair value of the Deferred Payment using the discounted cash flow model. Key assumptions include the level and timing of the expected future payment and discount rate consistent with the level of risk and economy in general. The Deferred Payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

Deferred payment due to the acquisition of the SPVs
Balance at December 31, 2016	$2,685
Changes in fair value, interest expense and translation adjustments	283
Balance at June 30, 2017	$2,968

Warrant Liability - the estimated fair values of outstanding warrant liability were measured using Black-Scholes valuation models. These valuation models involved using such inputs as the estimated fair value of the underlying stock at the measurement date, risk-free interest rates, expected dividends on stock and expected volatility of the price of the underlying stock. Due to the nature of these inputs, the valuation of the warrants was considered a Level 3 measurement.

As of June 30, 2017, and December 31, 2016, the Level 3 liabilities consisted of the Company’s warrant liability.

Warrants Liability
Balance at December 31, 2016	$2,045
Issuance of warrants	399
Changes in fair value	(1,718)
Balance at June 30, 2017	$726

NOTE 3 - FAIR VALUE MEASUREMENT

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Liabilities:
Obligation to issue shares of Common Stock	$187	$—	$—	$187
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,685	$2,685
Warrants Liability	$—	$—	$2,045	$2,045
Total liabilities	$187	$—	$4,730	$4,917

	Balance as of December 31, 2015,
	Level 1	Level 2	Level 3	Total
Liabilities:
Deferred payment due to the acquisition of the SPVs	$—	$—	$2,910	$2,910
Warrants liability	$—	$—	$544	$544
Total liabilities	$—	$—	$3,454	$3,454

Deferred payment due to the acquisition of the SPVs - Represents the remaining balance of fifty percent (50%) of the Purchase Price that is due to the Sellers on the third anniversary of the closing date. The fair value measurement of the fair market value of the Deferred Payment is based on significant inputs not observed in the market and thus represents a Level 3 measurement, which reflects the Company’s own assumptions in measuring fair value. The Company estimated the fair value of the Deferred Payment using the discounted cash flow model. Key assumptions include the level and timing of the expected future payment and discount rate consistent with the level of risk and economy in general. The Deferred payment due to the acquisition of the SPVs is included in long term loans and Liabilities in the consolidated Balance Sheets and the change in fair value of remaining balance is included in interest expenses in the consolidated statements of income.

Deferred payment due to the acquisition of the SPVs
Balance at January 1, 2015	$—
Increase due to acquisition of the SPVs	2,910
Balance at December 31, 2015	$2,910
Changes in fair value, interest expense and translation adjustments	(225)
Balance at December 31, 2016	$2,685

Warrant Liability—The estimated fair values of outstanding warrant liability were measured using Black-Scholes valuation models. These valuation models involved using such inputs as the estimated fair value of the underlying stock at the measurement date, risk-free interest rates, expected dividends on stock and expected volatility of the price of the underlying stock. Due to the nature of these inputs, the valuation of the warrants was considered a Level 3 measurement.

As of December 31, 2016, and 2015, the Level 3 liabilities consisted of the Company’s warrant liability.

Warrants Liability
Balance at January 1, 2015	$—
Issuance of warrants	325
Changes in fair value	219
Balance at December 31, 2015	$544
Issuance of warrants	2,839
Changes in fair value	1,338
Balance at December 31, 2016	$2,045